Pension and Postretirement Plans (Future Amortization of Net Periodic Cost) (Details 8) $ in Thousands	Dec. 31, 2017 USD ($)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss recognition	$ (4,236)
Prior service cost (credit) recognition	148
Supplemental Executive Retirement Plan (SERP) [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss recognition	2,217
Prior service cost (credit) recognition	311
Other Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial (gain) loss recognition	(3,686)
Prior service cost (credit) recognition	$ (175)